S000091873 [Member] Investment Objectives and Goals - Parnassus International Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Parnassus International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Parnassus International Equity Fund’s objective is to achieve capital appreciation.